Convertible Note Payable (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Total convertible note payable	$ 234,600	$ 86,500
Less unamortized debt discounts:
Discount on beneficial conversion feature	99,160	32,137
Original issue discount	$ 6,305	6,511
Discount on warrants		32,973
Convertible note payable	$ 129,135	14,879
Less: current portion	$ 129,135	$ 14,879
Convertible note payable, less current portion
On September 21, 2015 [Member]
Total convertible note payable	$ 48,000
On September 2, 2015 [Member]
Total convertible note payable	55,000
On February 24, 2015 [Member]
Total convertible note payable	37,100
On January 30, 2015 [Member]
Total convertible note payable	62,000
On November 25, 2014 Unsecured loan [Member]
Total convertible note payable	$ 32,500	$ 86,500
On August 13, 2013 Unsecured loan [Member]
Total convertible note payable